INCOME TAX - Federal Income Tax Rate (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
INCOME TAX
Statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Offering costs (in percent)	0.00%					1.70%
Change in fair value of warrant liability (in percent)	0.00%					(27.40%)
Valuation allowance (in percent)	(21.00%)					4.70%
Effective tax rate (as a percent)	0.00%	12.62%	0.00%	3.89%	0.00%	0.00%